Income taxes - Schedule of Reconciliation Between the Statutory Rate U.S. Federal Rate and Company's Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate					$ (22,344)	$ (10,849)
State income taxes, net of federal benefit					1,330	(3,810)
Stock compensation					2,786	185
Foreign rate differential						13
Tax credits					(539)	(787)
Fair value changes - warrants					11,192
Convertible debt cancellation of indebtedness income					15,079
Valuation allowance					(6,812)	14,559
Other					(317)	690
Total income tax expense	$ 0	$ 0	$ 0	$ 0	$ 375	$ 1